Offerings	Oct. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	174,982
Proposed Maximum Offering Price per Unit	27.74
Maximum Aggregate Offering Price	$ 4,854,000.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 670.34
Offering Note	(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, based on the average of the high and low prices per share of the common stock of the registrant as reported on the New York Stock Exchange on October 28, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,325,018
Maximum Aggregate Offering Price	$ 64,495,999.32
Carry Forward Form Type	S-3
Carry Forward File Number	333-268091
Carry Forward Initial Effective Date	Nov. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,107.46
Offering Note	See Offering Note 1 Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, 2,325,018 shares of unsold securities (the "Unsold Securities") were carried forward pursuant to the registrant's registration statement on Form S-3 (No. 333-268091), which was effective on November 1, 2022 (the "Prior Registration Statement"). In connection with the registration of the Unsold Securities, a registration fee of $7,107.46 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) was previously paid. Pursuant to Rule 415(a)(6), the filing fee of $7,107.46 associated with the offering of the Unsold Securities will continue to be applied to the Unsold Securities registered hereunder.